Note 30 - Dividends Paid	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of dividends [text block]
30.	DIVIDENDS PAID

For the year ended
March 31, 2019,
dividends of
$0.50
(
2018
-
$0.50
) per common share were declared by Just Energy. These dividends amounted to
$74,557
(
2018
-
$73,624
) and were approved by the Board of Directors and were paid out during the year.

For the year ended
March 31, 2019,
distributions of
$0.50
(
2018
-
$0.50
) per common share for share grants was declared by Just Energy. This distribution amounted to
$1,284
(
2018
-
$1,302
) which was paid in accordance with the terms of the Canadian and U.S. Plans during the year.

For the year ended
March 31, 2019,
dividends of
US$2.125
(
2018
-
$2.125
) per preferred share were declared by Just Energy. These dividends amounted to
$12,189
(
2018
-
$11,380
) and were approved by the Board of Directors and were paid out during the year.